Business, Basis of Presentation, and Significant Accounting Policies - Cash Flow Revision (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income		$ 364	$ 126	$ 193	$ 85	$ 243	$ 76	$ 101	$ 158	$ 768	$ 578	$ 471
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income tax expense (benefit)										(19)	31	137
Changes in operating assets and liabilities:
Net cash provided by operating activities										1,199	1,049	599
Cash flows from investing activities
Net cash (used in) provided by investing activities										(2,602)	(52)	1,332
Cash flows from financing activities
Net cash provided by (used in) financing activities										1,155	(944)	(2,295)
Effect of exchange rate changes on cash and cash equivalents										(13)	(4)	0
Net (decrease) increase in cash and cash equivalents										(261)	49	(364)
Cash and cash equivalents at beginning of year	[1]				2,720				2,671	2,720	2,671	3,035
Cash and cash equivalents at end of year	[1]	2,459				2,720				2,459	2,720	2,671
Scenario, Previously Reported
Cash flows from operating activities
Net income										805	578	478
Changes in operating assets and liabilities:
Net cash provided by operating activities										1,199	1,049	599
Cash flows from investing activities
Net cash (used in) provided by investing activities										(2,602)	(52)	1,332
Cash flows from financing activities
Net cash provided by (used in) financing activities										1,155	(911)	(2,328)
Effect of exchange rate changes on cash and cash equivalents										(13)	(4)
Net (decrease) increase in cash and cash equivalents										(261)	82	(397)
Cash and cash equivalents at beginning of year	[1]				2,720				2,638	2,720	2,638	3,035
Cash and cash equivalents at end of year	[1]	2,459				2,720				2,459	2,720	2,638
Prior Period Immaterial Revisions | Revisions
Cash flows from operating activities
Net income										(37)	0	(7)
Changes in operating assets and liabilities:
Net cash provided by operating activities										0	0	0
Cash flows from investing activities
Net cash (used in) provided by investing activities										0	0	0
Cash flows from financing activities
Net cash provided by (used in) financing activities										0	(33)	33
Effect of exchange rate changes on cash and cash equivalents										0	0
Net (decrease) increase in cash and cash equivalents										0	(33)	33
Cash and cash equivalents at beginning of year	[1]				0				$ 33	0	33	0
Cash and cash equivalents at end of year	[1]	0				0				0	0	33
Consolidated Entity Excluding Variable Interest Entities (VIE)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired										318	206	124
Amortization of deferred sales inducements										39	21	4
Deferred income tax expense (benefit)										(19)	31	137
Stock-based compensation										84	67	373
Changes in operating assets and liabilities:
Interest sensitive contract liabilities										925	874	2,144
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable										344	(573)	(698)
Funds withheld assets and liabilities										(128)	(278)	(1)
Other assets and liabilities										(22)	(56)	(37)
Cash flows from financing activities
Other financing activities, net										73	(12)	75
Cash and cash equivalents at beginning of year					$ 2,714					2,714
Cash and cash equivalents at end of year		$ 2,445				$ 2,714				2,445	2,714
Consolidated Entity Excluding Variable Interest Entities (VIE) | Scenario, Previously Reported
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired										304	203	119
Amortization of deferred sales inducements										40	20
Deferred income tax expense (benefit)											33	138
Stock-based compensation										81
Changes in operating assets and liabilities:
Interest sensitive contract liabilities										918	879
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable										328	(574)	(702)
Funds withheld assets and liabilities												0
Other assets and liabilities										(20)	(58)
Cash flows from financing activities
Other financing activities, net											21	42
Consolidated Entity Excluding Variable Interest Entities (VIE) | Prior Period Immaterial Revisions | Revisions
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred acquisition costs and value of business acquired										14	3	5
Amortization of deferred sales inducements										(1)	1
Deferred income tax expense (benefit)											(2)	(1)
Stock-based compensation										3
Changes in operating assets and liabilities:
Interest sensitive contract liabilities										7	(5)
Future policy benefits, other policy claims and benefits, dividends payable to policyholders and reinsurance recoverable										16	1	4
Funds withheld assets and liabilities												(1)
Other assets and liabilities										$ (2)	2
Cash flows from financing activities
Other financing activities, net											$ (33)	$ 33

[1]	Includes cash and cash equivalents of consolidated variable interest entities